Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 26,696
Depreciation for year	(7,338)	$ (3,648)	$ (2,451)
Ending balance	37,528	26,696
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	35,674	21,304
Additions	21,487	12,947
Disposals	(1,789)	(827)
Transfers	(166)
Foreign exchange movements	(2,861)	2,250
Ending balance	52,345	35,674	21,304
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(8,978)	(5,509)
Depreciation for year	(7,338)	(3,648)
Disposals	761	785
Foreign exchange movements	738	(606)
Ending balance	(14,817)	(8,978)	(5,509)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	19,445
Ending balance	27,902	19,445
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	23,453	14,612
Additions	16,086	7,717
Disposals	(1,489)	(249)
Transfers	(1,156)
Foreign exchange movements	(1,830)	1,373
Ending balance	35,064	23,453	14,612
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(4,008)	(2,260)
Depreciation for year	(4,091)	(1,674)
Disposals	562	249
Transfers		(98)
Foreign exchange movements	375	(225)
Ending balance	(7,162)	(4,008)	(2,260)
Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,654
Ending balance	4,994	3,654
Fixtures and Fittings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,516	2,211
Additions	2,083	3,230
Disposals	(211)	(175)
Transfers	889	(177)
Foreign exchange movements	(501)	427
Ending balance	7,776	5,516	2,211
Fixtures and Fittings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,862)	(971)
Depreciation for year	(1,196)	(972)
Disposals	136	171
Transfers	11	61
Foreign exchange movements	129	(151)
Ending balance	(2,782)	(1,862)	(971)
Motor Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	30
Ending balance	15	30
Motor Vehicles | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	142	162
Disposals	(28)	(39)
Foreign exchange movements	(5)	19
Ending balance	109	142	162
Motor Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(112)	(115)
Depreciation for year	(14)	(14)
Disposals	28	28
Foreign exchange movements	4	(11)
Ending balance	(94)	(112)	(115)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,567
Ending balance	4,617	3,567
Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,563	4,319
Additions	3,318	2,000
Disposals	(61)	(364)
Transfers	101	177
Foreign exchange movements	(525)	431
Ending balance	9,396	6,563	4,319
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,996)	(2,163)
Depreciation for year	(2,037)	(988)
Disposals	35	337
Transfers	(11)	37
Foreign exchange movements	230	(219)
Ending balance	$ (4,779)	$ (2,996)	$ (2,163)